Supplemental Information with Respect to Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flow Statement Text Block Abstract
Interest amount paid	$ 772,300	$ 95,735	$ 872,505
Income tax
Right of use assets	174,352	910,055	306,085
Lease liabilities	174,351	833,766
Share capital	232,300	560,000
Issued capital current	4,138,000
Capital settlement of debt	3,200,000	36,050	40,980
Conversion rate			$ 57,692
Debenture share (in Shares)			1,149
Recognized cost			$ 912,916
Long term debt	150,185		56,471
Lease obligations			127,776
Current lease liabilities	$ 303,788	$ 232,969	6,160,769
Finance value			$ 710,970
Accured shares issued (in Shares)			560,000